RBC BlueBay U.S. Government Money Market Fund Average Annual Total Returns	12 Months Ended	31 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.12%	2.49%	3.09%	2.04%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.42%	1.58%	1.81%	1.19%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.42%	1.55%	1.82%	1.20%
Institutional Class 1
Prospectus [Line Items]
Average Annual Return, Percent	4.23%	2.35%	3.17%	2.10%
Institutional Class 2
Prospectus [Line Items]
Average Annual Return, Percent	4.08%	2.31%	3.06%	2.00%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	3.33%	2.15%	2.52%	1.49%